Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current financial debt
Current portion (less than one year)	$ (11,314)	$ (10,130)	$ (7,948)
Non-current financial debt and related financial instruments	46,861	39,449	40,661
Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	19,340	20,570	20,620
Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Non-current financial debt and related financial instruments	20,499	15,672	16,469
Principal Financing Entities | Bonds after fair value hedge
Non-current financial debt
Current portion (less than one year)	(3,661)	(3,679)	(4,156)
Non-current financial debt and related financial instruments	17,438	18,666	18,721
Principal Financing Entities | Bond after fair value hedge, USD
Non-current financial debt
Fair value after hedging	$ 6,276	6,276	7,266
Principal Financing Entities | Bond after fair value hedge, USD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.218%
Principal Financing Entities | Bond after fair value hedge, USD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.883%
Principal Financing Entities | Bond after fair value hedge, USD, USLIBOR 3 months
Non-current financial debt
Fair value after hedging	$ 300	750	1,385
Principal Financing Entities | Bond after fair value hedge, USD, USLIBOR 3 months | USLIBOR | Low
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.75%
Principal Financing Entities | Bond after fair value hedge, CHF
Non-current financial debt
Fair value after hedging	$ 410	204	391
Principal Financing Entities | Bond after fair value hedge, CHF | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.176%
Principal Financing Entities | Bond after fair value hedge, CHF | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.298%
Principal Financing Entities | Bond after fair value hedge, NZD
Non-current financial debt
Fair value after hedging	$ 164	252	252
Principal Financing Entities | Bond after fair value hedge, NZD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.75%
Principal Financing Entities | Bond after fair value hedge, NZD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.00%
Principal Financing Entities | Bond after fair value hedge, AUD
Non-current financial debt
Fair value after hedging	$ 378	699	850
Principal Financing Entities | Bond after fair value hedge, AUD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.00%
Principal Financing Entities | Bond after fair value hedge, AUD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.25%
Principal Financing Entities | Bond after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	$ 9,675	10,212	8,266
Principal Financing Entities | Bond after fair value hedge, Euro | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.25%
Principal Financing Entities | Bond after fair value hedge, Euro | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.125%
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months
Non-current financial debt
Fair value after hedging	$ 1,641	1,644	1,639
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months | EURIBOR | Low
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.30%
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months | EURIBOR | High
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.31%
Principal Financing Entities | Bond after fair value hedge, CAD
Non-current financial debt
Fair value after hedging	$ 92	93	188
Initial current rate before hedging instruments (as a percent)	2.13%
Principal Financing Entities | Bond after fair value hedge, GBP
Non-current financial debt
Fair value after hedging	$ 2,035	1,536	1,855
Principal Financing Entities | Bond after fair value hedge, GBP | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.405%
Principal Financing Entities | Bond after fair value hedge, GBP | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.25%
Principal Financing Entities | Bond after fair value hedge, GBP, GBLIB3M
Non-current financial debt
Fair value after hedging		472	470
Principal Financing Entities | Bond after fair value hedge, NOK
Non-current financial debt
Fair value after hedging			103
Principal Financing Entities | Bond after fair value hedge, HKD
Non-current financial debt
Fair value after hedging	$ 128	207	212
Initial current rate before hedging instruments (as a percent)	2.92%
Principal Financing Entities | Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Current portion (less than one year)	$ (1,250)	(946)	(164)
Non-current financial debt and related financial instruments	19,829	14,910	15,886
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	$ 10,246	9,268	9,337
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.696%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.125%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD
Non-current financial debt
Fair value after hedging	$ 8,565	5,040	5,000
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.041%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.45%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CNY
Non-current financial debt
Fair value after hedging			164
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, HKD
Non-current financial debt
Fair value after hedging	$ 202	187	188
Initial current rate before hedging instruments (as a percent)	3.088%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF
Non-current financial debt
Fair value after hedging	$ 1,079	1,035	1,037
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.51%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.01%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, GBP
Non-current financial debt
Fair value after hedging	$ 982	326	324
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, GBP | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.25%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, GBP | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.66%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, AUD
Non-current financial debt
Fair value after hedging	$ 5
Initial current rate before hedging instruments (as a percent)	4.00%
Total Capital
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
Total Capital International
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TOTAL S.A. | Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 1,203	1,203	1,201
Initial current rate before hedging instruments (as a percent)	0.50%
Other consolidated subsidiaries | Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 699	701	698
Other consolidated subsidiaries | Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Non-current financial debt and related financial instruments	$ 670	$ 762	$ 583